Income Taxes - Unrecognized Tax Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Unrecognized Tax Benefit
Unrecognized tax benefit		¥ 0
Beginning Balance	$ (15,356)	(105,579)
Increase	(1,594)	(10,957)	¥ (105,579)
Decrease	15,356	105,579
Ending Balance	$ (1,594)	(10,957)	(105,579)
Accrued interest expense in relation to unrecognized tax benefit		¥ 0	¥ 0	¥ 0